Risk management arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Risk management arising from financial instruments
Schedule of accounts receivable balance aging analysis

	December 31,	December 31,
Days since service delivered	2022	2021
0 - 90	$7,341,725	$5,572,950
91 - 180	2,666,631	1,278,967
181 - 270	2,024,644	1,923,364
270+	1,865,305	2,222,108
Total accounts receivable	$13,898,305	$10,997,389